Aquila Investment Management LLC
120 West 45th Street, Suite 3600
New York, NY  10036
212-697-6666
212-687-5373 Fax





August 23, 2018




VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


RE:	Aquila Municipal Trust
	Quarterly Report on Form N-Q
	(33 Act No. 33-1857; 40 Act No. 811-4503)

Ladies and Gentlemen:

       On behalf of Aquila Municipal Trust, a Massachusetts business trust (the 'Trust'), we are hereby filing on behalf of each series of the Trust: Aquila Tax-Free Trust of Arizona; Aquila Tax-Free Fund of Colorado; Aquila
Churchill Tax-Free Fund of Kentucky; Aquila Narragansett Tax-Free Income Fund; and Aquila Tax-Free Fund For Utah, the June 30, 2018 Quarterly Report on Form N-Q under
Section 30(b) of the Investment Company Act of 1940 and Sections 13(a) and 15(d) of the Securities Exchange
Act of 1934.


	Please call the undersigned at (917) 209-5080 with any comments or questions relating to the filing.




Sincerely,

/s/ Randall S. Fillmore
-----------------------

Randall S. Fillmore
Chief Compliance Officer